Short-term investments (Tables)	6 Months Ended
Jun. 30, 2025
Short-term Investments
Schedule of Short-term Investments

	December 31, 2024	June 30, 2025	June 30, 2025
	RMB	RMB	USD
	(Audited)	(Unaudited)	(Unaudited)
Marketable securities	725,664,686	1,315,644,112	183,785,113

Schedule of Fair value disclosure

December 31, 2024
	December 31,	Fair Value
	2024	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Marketable securities	725,664,686	725,664,686	-	-

June 30, 2025
	June 30,	Fair Value
	2025	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Marketable securities	1,315,644,112	1,315,644,112	-	-